RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of transactions with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchase of merchandise from related parties	¥ 21,510	¥ 92,115	¥ 205,275
Zhaomu
Purchase of merchandise from related parties			53,790
Bixin
Purchase of merchandise from related parties	3,328	7,637	31,825
Zhengdao
Purchase of merchandise from related parties			28,372
Yunnong
Purchase of merchandise from related parties		4,301	21,453
Tianshi
Purchase of merchandise from related parties	2,722	11,256	17,021
Haomei
Purchase of merchandise from related parties			16,404
Weixin
Purchase of merchandise from related parties	32	14,508	9,214
Huaji
Purchase of merchandise from related parties		4,265	2,573
Yuncheng
Purchase of merchandise from related parties		13,147	2,239
Xingsheng
Purchase of merchandise from related parties	7,384	11,768	600
Jimi
Purchase of merchandise from related parties	7,572	17,519
Others
Purchase of merchandise from related parties	¥ 472	¥ 7,714	¥ 21,784